Document and Entity Information	Nov. 23, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 23, 2015
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Nov. 23, 2015
Document Effective Date	Nov. 23, 2015
Prospectus Date	Jul. 31, 2015